Share Capital, Treasury Shares and Reserves (Details) - Schedule of Share Capital (Parentheticals) - R / shares	May 31, 2024	Feb. 29, 2024
Schedule of Share Capital [Abstract]
Ordinary shares, issued and fully paid	30,900,000	30,951,106
Ordinary shares, par value